Earnings Per Share - Reconciliation of (Loss) Earnings Used for Earnings per Share Calculations (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Earnings (loss) attributable to common shareholders	$ 894	$ (115)	$ 1,650	$ 892
Less: Dividends declared on preference shares	(2)	0	(3)	(1)
Earnings (loss) used in consolidated earnings (loss) per share	892	(115)	1,647	891
Less: (Earnings) loss from discontinued operations, net of tax	(5)	44	(24)	55
Earnings (loss) used in earnings (loss) per share from continuing operations	$ 887	$ (71)	$ 1,623	$ 946